ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property and equipment payables	$ 131,071	$ 49,161
Interest expenses payable	54,182	45,737
Operating expense and other accruals and liabilities	12,994	20,650
Operating lease liabilities	899	995
Total Accrued Expenses and Other Current Liabilities	$ 201,405	$ 118,946
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total Accrued Expenses and Other Current Liabilities	Total Accrued Expenses and Other Current Liabilities
Advance Customer Deposits And Ticket Sales [Member]
Advance customer deposits and ticket sales	$ 2,259	$ 2,403